5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Note 5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2016	2015

Buildings and improvements	$11,213,737	$11,176,189
Land and land improvements	2,433,971	2,377,703
Furniture and equipment	9,277,592	8,752,908
Leasehold improvements	1,117,085	1,048,409
Capital lease	991,014	976,907
Other prepaid assets	125,584	514,476
	25,158,983	24,846,592
Less accumulated depreciation and amortization	(14,328,427)	(13,386,385)
	$10,830,556	$11,460,207

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2026, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2016 for each of the next five years and in aggregate are:

2017	$230,563
2018	233,706
2019	206,470
2020	179,581
2021	97,800
Subsequent to 2021	330,000
$1,278,120

Total rental expense amounted to $204,324 and $204,991 for the years ended December 31, 2016 and 2015, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2016:

2017	$136,560
2018	141,460
2019	141,460
2020	110,460
2021	39,117
Total minimum lease payments	569,057
Less amount representing interest	(85,896)
Present value of net minimum lease payments	$483,161